Cash Flow Information - Schedule of Changes in Working Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Increase)/decrease in assets:
Trade receivables	$ (71,580)
Other receivables	(12,387)	(516,569)	(144,020)
Inventories			225,698
Other current assets			31,124
Due from the former group companies			436,906
Increase/(decrease) in liabilities:
Trade and other payables	873,112	296,162	804,891
Net cash inflows/ (outflows) from changes in working capital	$ 789,145	$ (220,407)	$ 1,354,599